EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Employee expenses	$ 670,616	$ 598,070	$ 647,280
Wages and salaries	651,371	577,634	628,093
Severance indemnities	$ 19,245	$ 20,436	$ 19,187